Loss Per Common Share - Reconciliation Of Net Loss Attributable To Common Stockholders And Basic And Diluted Loss Per Common Share (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (126,247)	$ (67,159)	$ (43,910)
Denominator:
Basic loss per share outstanding (in shares)	121,838	83,295	67,707
Diluted loss per share outstanding (in shares)	121,838	83,295	67,707
Basic loss per common share (in usd per share)	$ (1.04)	$ (0.81)	$ (0.65)
Diluted loss per common share (in usd per share)	$ (1.04)	$ (0.81)	$ (0.65)